Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2018 - $55)	$ 256	$ 142
Value added tax	310	49
Other	21	103
Trade and other receivables	$ 587	$ 294